Acquisition (Tables)	12 Months Ended
Dec. 31, 2013
Weibo Interactive
Acquisition
Schedule of allocation of consideration on the acquisition date based on fair value of assets acquired and liabilities assumed
As of acquisition date
(In thousands)
Cash consideration for the remaining 45% equity interest	$4,635
Fair value of previously held 55% equity interest	5,445

Total consideration	10,080

Tangible assets	98
Identifiable intangible assets acquired	3,560
Liabilities assumed	(1,095)
Goodwill	7,517

Total consideration	$10,080

All Sure
Acquisition
Schedule of allocation of consideration on the acquisition date based on fair value of assets acquired and liabilities assumed
As of acquisition date
(In thousands)
Consideration	$14,631
Fair value of previously held 35% equity interest	20,703
Non-controlling interests	1,678
Total consideration	37,012

Tangible assets	7,438
Identifiable intangible assets acquired	7,200
Liabilities assumed	(2,293)
Goodwill	24,667

Total consideration	$37,012

Schedule of unaudited pro forma combined and consolidated financial information
	For the Year Ended
	December 31, 2013	December 31, 2012
	Unaudited
	(In thousands)

Net revenues	$666,973	$534,758
Net income	$27,605	$21,200